Investments Subject to Significant Influence and Equity Income	12 Months Ended
Dec. 31, 2011
Investments Subject to Significant Influence and Equity Earnings [Abstract]
INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME

15.    INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME

Investments subject to significant influence consisted of the following:

	Carrying Value As at December 31		Equity Income For the Year Ended December 31		Percentage of Ownership
millions of Canadian dollars	2011	2010	2011	2010	2011
M&NP (1)	$125.0	$118.8	$8.3	$9.1	12.9
APUC (1) (3)	43.7	-	2.4	-	6.3
CPUV	37.6	-	2.1	-	49.999
Lucelec (1)	26.7	25.0	2.0	2.1	19.1
AHI	5.9	3.6	(1.6)	(0.4)	37.7
Maine Electric Power Company Inc.	0.9	0.9	-	-	21.7
Maine Yankee Atomic Power Company (1)	0.3	0.2	-	-	12.0
LPH (2)	-	111.7	0.8	5.2	-
GBPC (2)	-	-	-	(2.6)	-
Bear Swamp	(17.4)	(14.2)	7.5	1.9	50.0
	$222.7	$246.0	$21.5	$15.3
(1)	Although Emera’s ownership percentage of these entities is relatively low, it does have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in APUC, Maine Yankee Atomic Power Company, Lucelec and M&NP using the equity method. This is consistent with industry practice for similar investments with significant influence.
(2)	Emera gained control of GBPC on December 22, 2010 and LPH on January 25, 2011; the above information does not include the income or the carrying value after gaining control, at which point the investments were consolidated.
(3)	As at December 31, 2011, the market price / share is $6.42 which indicates a fair market value of this investment of $54.7, as it is a publicly traded entity.

Equity investments include a $32.9 million difference between the cost and the underlying fair value of the investees’ assets as at the date of acquisition. The excess is attributable to goodwill and is therefore not subject to amortization.